Obligations to FIDC quota holders (Details)	Dec. 31, 2024 BRL (R$)	Nov. 30, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Oct. 31, 2022 BRL (R$)
Obligations to FIDC quota holders [Line Items]
Senior quotas of the FIDC were issued		1,000,000			100,000
Nominal value of each FIDC share		R$ 1,000			R$ 1,000
Net of new senior quotas - FIDC		R$ 1,000,000,000			R$ 100,000,000
Interest rate of FIDC	108.00%	100.00%
Adjustment to interest rate basis		1.00%
Obligations to FIDC quota holders	R$ 1,151,384,000		R$ 118,986,000
Basis of interest rate risk exposure to CDI (percent)	108.00%		117.00%
Remuneration refer the FIDC quotas holders	R$ 32,398,000		R$ 15,622,000	R$ 3,364,000